UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   1666 Connecticut Avenue, N.W., Suite 300
         --------------------------------------------------
           Washington, D.C.   20009
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    28-05225
                            -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 387-5035
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.            January 15, 2002
---------------------     -------------------------        ----------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      56
                                           ------------

Form 13F Information Table Value Total:      $82,865
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------------ --------- ---------- -------- ---  ----  ------- ---------- -------- -------- --------

AES Corporation                  COM        00130H105      662     40500  SH         SOLE                  28400           12100
                                                            56      3400  SH         OTHER                                  3400
Abbott Laboratories              COM        002824100      669     12000  SH         SOLE                  12000
                                                           446      8000  SH         OTHER                                  8000
Agilent Technologies             COM        00846U101     1719     60292  SH         SOLE                  58806            1486
American Home Products           COM        026609107      595      9700  SH         SOLE                                   9700
                                                           387      6300  SH         OTHER                                  6300
BP Amoco PLC                     COM        055622104       25       528  SH         SOLE                    528
                                                           298      6406  SH         OTHER                                  6406
Bank of New York                 COM        064057102      906     22200  SH         SOLE                  22200
                                                            16       400  SH         OTHER                                   400
Berkshire Hathaway Inc. Class    COM        084670207      212        84  SH         OTHER                                    84
Bristol Myers Co.                COM        110122108      730     14306  SH         SOLE                   5600            8706
                                                           204      4000  SH         OTHER                                  4000
Chiron                           COM        170040109     1607     36667  SH         SOLE                  36667
Cisco Systems                    COM        17275R102     4513    249180  SH         SOLE                 206800           42380
Citigroup, Inc.                  COM        172967101     2727     54016  SH         SOLE                  54016
Clear Channel Communications     COM        184502102     1385     27200  SH         SOLE                  20900            6300
                                                           117      2300  SH         OTHER                                  2300
Digene Corporation               COM        253752109    13668    463325  SH         SOLE                 412026           51299
                                                            88      3000  SH         OTHER                                  3000
Eli Lilly                        COM        532457108      251      3200  SH         OTHER                                  3200
Exxon Mobil                      COM        30231G102      701     17828  SH         SOLE                   5628           12200
                                                           676     17200  SH         OTHER                                 17200
General Electric Co.             COM        369604103     2928     73057  SH         SOLE                  67022            6035
                                                           983     24528  SH         OTHER                                 24528
Hewlett Packard                  COM        428236103      542     26400  SH         SOLE                  16600            9800
IBM                              COM        459200101      545      4504  SH         SOLE                    652            3852
                                                           129      1064  SH         OTHER                                  1064
Intel Corp.                      COM        458140100     5161    164100  SH         SOLE                 123800           40300
                                                           453     14400  SH         OTHER                                 14400
Johnson & Johnson                COM        478160104     4645     78592  SH         SOLE                  58800           19792
KLA Tencor Corp.                 COM        482480100      560     11300  SH         SOLE                   6700            4600
                                                            30       600  SH         OTHER                                   600
Merck & Co., Inc.                COM        589331107     3498     59497  SH         SOLE                  46815           12682
                                                           459      7800  SH         OTHER                                  7800
Microsoft Corp.                  COM        594918104     3677     55500  SH         SOLE                  46900            8600
                                                           530      8000  SH         OTHER                                  8000
Motorola, Inc.                   COM        620076109     1001     66640  SH         SOLE                  47140           19500
National City Corp.              COM        635405103     3280    112168  SH         SOLE                  82800           29368
                                                           287      9800  SH         OTHER                                  9800
PepsiCo Inc.                     COM        713448108     3306     67900  SH         SOLE                  67900
Progressive Corp.-Ohio           COM        743315103     2683     17971  SH         SOLE                  12771            5200
                                                           254      1700  SH         OTHER                                  1700
Royal Dutch Petroleum            COM        780257804     1108     22600  SH         SOLE                  17600            5000
Stryker Corp.                    COM        863667101     9783    167598  SH         SOLE                 132272           35326
                                                           432      7400  SH         OTHER                                  7400
Sun Microsystems                 COM        866810104      148     12000  SH         OTHER                                 12000
Tellabs Inc.                     COM        879664100      953     63700  SH         SOLE                  49200           14500
                                                            63      4200  SH         OTHER                                  4200
Vertex                           COM        92532F100      317     12900  SH         SOLE                   8800            4100
Washington Post 'B'              COM        939640108      530      1000  SH         SOLE                   1000
Wilmington Trust Corp.           COM        971807102      506      8000  SH         SOLE                   8000
                                                            13       200  SH         OTHER                                   200
BBVA Privanza Intl.              PFD        059456301      706     28000  SH         SOLE                  28000
Banco Bilbao Vizcaya, Pfd. B     PFD        05529T206      701     28000  SH         SOLE                  28000